Equipment and Fixtures, Net (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Equipment and fixtures, net
Equipment and fixtures, gross	$ 251,561	$ 202,534
Less: accumulated depreciation	(154,710)	(114,923)
Equipment and fixtures, net	96,851	87,611
Furniture and fixtures
Equipment and fixtures, net
Equipment and fixtures, gross	17,696	15,366
Building improvements
Equipment and fixtures, net
Equipment and fixtures, gross	66,369	47,870
Computer equipment
Equipment and fixtures, net
Equipment and fixtures, gross	70,238	52,560
Software
Equipment and fixtures, net
Equipment and fixtures, gross	40,460	30,920
Telecom and other equipment
Equipment and fixtures, net
Equipment and fixtures, gross	55,418	54,241
Equipment and fixtures not yet placed in service
Equipment and fixtures, net
Equipment and fixtures, gross	$ 1,380	$ 1,577